Note 9 - Receivables Purchase Program (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Aug. 12, 2025
Investment, Variable Interest Rate, Type [Extensible Enumeration]		Secured Overnight Financing Rate (SOFR) [Member]
Receivables Derecognized but Continued to Service	$ 4.0
Receivables Purchase Agreement [Member]
Investment, Basis Spread, Variable Rate		1.00%
Receivables Purchase Program, Purchase Limit	46.0	$ 50.0
Proceeds from Sale and Collection of Receivables	$ 5.6